Provisions - Fair Value of Plan Assets for Telefónica United Kingdom Pension Plan (Details) - Telefónica United Kingdom - Foreign defined benefit plans - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Bonds	€ 1,570	€ 1,651
Total	€ 1,570	€ 1,651